FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES - Schedule of foreign currency of balances of monetary items in current and non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Other financial assets, current	$ 67,295	$ 174,819
Other non-financial assets	203,661	185,264
Trade and others accounts receivable, current	1,163,707	1,385,910
Accounts receivable from related entities, current	25	28
Tax current assets	40,275	47,030
Total current assets	3,900,419	4,203,362
Non-current assets
Other financial assets	53,772	34,485
Other non-financial assets	89,416	168,621
Accounts receivable	12,342	12,949
Deferred tax assets	10,549	4,782
Total non-current assets	11,352,946	10,463,953
All Currencies
Current assets
Cash and cash equivalents	630,133	386,216
Other financial assets, current	7,768	14,659
Other non-financial assets	58,675	36,654
Trade and others accounts receivable, current	214,599	279,586
Accounts receivable from related entities, current	24	27
Tax current assets	13,121	17,258
Total current assets	924,320	734,400
Non-current assets
Other financial assets	13,627	15,375
Other non-financial assets	5,127	9,856
Accounts receivable	4,126	4,732
Deferred tax assets	5,147	1,048
Total non-current assets	28,027	31,011
Argentine peso
Current assets
Cash and cash equivalents	4,184	1,808
Trade and others accounts receivable, current	8,729	12,831
Total current assets	12,913	14,639
Non-current assets
Other non-financial assets	0	0
Total non-current assets	0	0
Brazilian real
Current assets
Cash and cash equivalents	4,529	7,108
Other non-financial assets	0	0
Trade and others accounts receivable, current	0	0
Total current assets	4,529	7,108
Non-current assets
Other financial assets	2,989	3,807
Other non-financial assets	5,058	9,789
Total non-current assets	8,047	13,596
Chilean peso
Current assets
Cash and cash equivalents	17,440	47,907
Other financial assets, current	2,130	4,367
Other non-financial assets	29,968	12,354
Trade and others accounts receivable, current	64,915	69,588
Accounts receivable from related entities, current	24	27
Tax current assets	2,035	2,202
Total current assets	116,512	136,445
Non-current assets
Other financial assets	876	2,073
Accounts receivable	4,126	4,732
Total non-current assets	5,002	6,805
Colombian peso
Current assets
Cash and cash equivalents	12,156	8,968
Trade and others accounts receivable, current	1,562	1,453
Tax current assets	7,020	6,084
Total current assets	20,738	16,505
Non-current assets
Other financial assets	0	0
Deferred tax assets	5,112	859
Total non-current assets	5,112	1,700
Euro
Current assets
Cash and cash equivalents	15,721	25,329
Other financial assets, current	67	3,722
Other non-financial assets	4,105	5,310
Trade and others accounts receivable, current	96,438	90,699
Total current assets	116,331	125,060
Non-current assets
Other financial assets	4,579	4,252
Total non-current assets	4,579	4,252
U.S. dollar
Current assets
Cash and cash equivalents	532,670	237,251
Other financial assets, current	5,086	5,971
Other non-financial assets	2,542	10,735
Trade and others accounts receivable, current	7,503	68,893
Accounts receivable from related entities, current	0	0
Total current assets	547,801	322,850
Non-current assets
Other financial assets	2,315	2,071
Other non-financial assets	0	0
Deferred tax assets	0	144
Total non-current assets	2,315	2,230
Peruvian Sol
Current assets
Tax current assets	1,909	7,108
Other currency
Current assets
Cash and cash equivalents	43,433	57,845
Other financial assets, current	485	599
Other non-financial assets	22,060	8,255
Trade and others accounts receivable, current	35,452	36,122
Tax current assets	2,157	1,864
Total current assets	105,496	111,793
Non-current assets
Other financial assets	2,868	3,172
Other non-financial assets	69	67
Deferred tax assets	35	45
Total non-current assets	$ 2,972	$ 2,428